Capital Leases	3 Months Ended
Mar. 31, 2017
Leases, Capital [Abstract]
Capital Leases
3.	Capital Leases

On December 23, 2016 one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a capital lease arrangement) of the Ardmore Seatrader. This transaction was treated as a financing transaction. As part of this arrangement, the senior debt outstanding on the vessels of $3.0 million was repaid in full on December 20, 2016. The capital lease is scheduled to expire in 2021 and includes a mandatory purchase obligation for the seller to repurchase the vessels, as well as a purchase option exercisable by Ardmore.

	As at
	Mar 31, 2017	Dec 31, 2016
Current portion of capital lease obligations	321,360	181,047
Current portion of deferred finance fees	(23,017)	(22,019)
Non-current portion of capital lease obligations	8,865,078	9,064,702
Non-current portion of deferred finance fees	(86,559)	(93,080)
Total capital lease obligations	9,076,862	9,130,650

The future minimum lease payments required under the capital lease as at March 31, 2017, were as follows:

As at
Mar 31, 2017
2017	825,000
2018	1,387,000
2019	1,387,000
2020	1,390,800
2021	7,602,800
Total minimum lease payments	12,592,600
Less amounts representing interest and deferred finance fees	(3,515,738)
Net minimum lease payments	9,076,862

Assets recorded under capital leases consist of the following:

	As at
	Mar 31, 2017	Dec 31, 2016
Vessels, equipment and deferred drydock expenditure	26,141,845	26,125,274
Accumulated depreciation	(9,677,459)	(9,239,855)
	16,464,386	16,885,419